Income Taxes (Details) - Schedule of Income Tax Expense (Benefit) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Current income tax expense (benefit)
Kingdom of Lesotho [Member]
Current:
Current income tax expense (benefit)
Republic of Malta [Member]
Current:
Current income tax expense (benefit)
United Kingdom [Member]
Current:
Current income tax expense (benefit)